Other payables and accrued liabilities (Details)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Salary payables	¥ 6,658,487	$ 921,488	¥ 6,875,285
Other payables and accrued expenses	6,773,998	937,474	6,674,268
Total other payables and accrued liabilities	¥ 13,432,485	$ 1,858,962	¥ 13,549,553